Financial instruments (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of maturity analysis for non-derivative financial liabilities

					2021
	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$40,376	$40,376	$40,376	-	-

Convertible unsecured senior notes, including interest	54,227	64,113	3,306	60,807	-

Lease liabilities	2,518	2,973	624	1,275	1,074

	$97,121	$107,462	$44,306	$62,082	$1,074

					2020
	Carrying amount	Total contractual amount	Less than 1 year	From 1 to 2 years	More than 3 years

Accounts payable and accrued liabilities	$34,815	$34,815	$34,815	-	-

Convertible unsecured senior notes, including interest	52,403	67,419	3,306	64,113	-

Long-term obligations	4,666	5,000	5,000	-	-

Lease liabilities	2,980	3,640	621	1,267	1,752

	$94,864	$110,874	$43,742	$65,380	$1,752

Summary of currency risk exposure explanatory

		2021		2020
	CA$	EURO	CA$	EURO

Cash	589	61	871	36

Bonds and money market funds	16,298	-	821	-

Trade and other receivables	331	1,553	522	1,052

Tax credits and grants receivable	385	123	942	25

Accounts payables and accrued liabilitie s	(6,819)	(7,256)	(4,937)	(4,496)
Lease liabilities	(1,755)	(1,010)	(2,109)	(1,138)

Provisions	-	(1,970)	-	-

Total exposure	9,029	(8,499)	(3,890)	(4,521)

Summary of applicable exchange rates explanatory
The following exchange rates are those applicable as at November 30, 2021 and 2020.

		2021		2020
	Average rate	Reporting date rate	Average rate	Reporting date rate

CA$ – US$	0,7979	0,7822	0.7445	0.7695

Euro – US$	1,1906	1,1338	1.1325	1.1928

Disclosure of effect of changes in foreign exchange rates

		2021		2020
	CA$	EURO	CA$	EURO

Positive (negative) impact	451	(425)	(195)	(226)